Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	€ 130,936	€ 133,745
Restricted cash	135	342
Short-term investments	11,876	0
Tax receivable	307	2,815
Prepaid expenses and other current assets	6,369	6,458
Total current assets	214,089	190,271
Property and equipment, net	8,810	8,210
Operating lease right-of-use assets	37,631	39,865
Deferred income taxes	2,438	0
Equity method investments	4,877	13,170
Investments and other assets	2,636	3,856
Intangible assets, net	74,171	45,345
Goodwill	13,797	0
TOTAL ASSETS	358,449	300,717
Current liabilities:
Accounts payable	34,142	24,668
Income taxes payable	6,867	1,613
Deferred revenue	3,927	1,041
Payroll liabilities	4,042	2,327
Accrued expenses and other current liabilities	10,504	17,667
Advances from travelers	34,535	0
Operating lease liability	2,486	2,363
Total current liabilities	96,503	49,679
Operating lease liability	33,856	36,070
Deferred income taxes	14,190	16,798
Other long-term liabilities	601	565
Commitments and contingencies (Note 13)
Stockholders' equity:
Reserves	692,845	687,232
Contribution from Parent	122,307	122,307
Accumulated other comprehensive income/(loss)	(966)	267
Accumulated deficit	(750,310)	(761,530)
Total stockholders' equity	213,299	197,605
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	358,449	300,717
Class A common stock
Stockholders' equity:
Common stock	6,937	6,843
Class B common stock
Stockholders' equity:
Common stock	142,486	142,486
Nonrelated Party
Current assets:
Accounts receivable, net of allowance for credit losses of €838 and €958, respectively	42,680	25,652
Accounts receivable, related party	42,680	25,652
Related Party
Current assets:
Accounts receivable, net of allowance for credit losses of €838 and €958, respectively	21,786	21,259
Accounts receivable, related party	€ 21,786	€ 21,259